27 Benefits offered to team members (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Total obligations	R$ 587,949	R$ 470,417
Fair value of plan assets	(115,875)	(81,342)
Consolidated net balance (non-current liabilities)	472,074	389,075
Novamont Braskem America [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(113,662)	(79,784)
Braskem alemanha [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(2,213)	(1,558)
Defined Benefit [member]
Disclosure of defined benefit plans [line items]
Total obligations	370,860	245,565
Defined Benefit [member] | Novamont Braskem America [member]
Disclosure of defined benefit plans [line items]
Total obligations	113,662	80,593
Defined Benefit [member] | Braskem idsea [member]
Disclosure of defined benefit plans [line items]
Total obligations	17,243	11,408
Defined Benefit [member] | Braskem Alemanha And Netherlands [member]
Disclosure of defined benefit plans [line items]
Total obligations	239,955	153,564
Health Care Plan [member] | Bradesco Saude [member]
Disclosure of defined benefit plans [line items]
Total obligations	R$ 217,089	R$ 224,852